Other Operating Expenses (Income), Net (Details) ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Other Operating Expenses (Income), net [Abstract]
Loss from impairment of goodwill	₪ 129
Provision for severance pay in early retirement	23			96	117
Capital gain from sale of property plant and equipment	(27)			(86)	(136)
Others	24			11	22
Other Operating Expenses (Income), net	₪ 149	[1]	$ 43	₪ 21	₪ 3

[1]	For information regarding early adoption of IFRS 15, Revenue from Contracts with Customers, see Note 3a.